24. DEFINED BENEFITS PLANS (Tables)	12 Months Ended
Dec. 31, 2017
Defined Benefits Plans Tables
Defined Benefit plan information
	12.31.2017
	Present value of the obligation	Fair value of plan assets	Net liability at the end of the year
Liabilities at the beginning	1,188	(155)	1,033
Items classified in profit or loss (1)
Current services cost	58	-	58
Cost for interest	280	(23)	257
Cost for past service	28	-	28
Items classified in other comprehensive income
Actuarial losses (gains) (2)	(21)	10	(11)
Exchange differences on translation	32	(16)	16
Benefit payments	(105)	7	(98)
Contributions paid	-	(7)	(7)
Reclassification to liabilities associated to assets classified as held for sale	(268)	105	(163)
At the end	1,192	(79)	1,113

(1)	Includes $ 25 million corresponding to discontinued operations.

(2)	Includes $ 10 million corresponding to discontinued operations.

	12.31.2016			12.31.2015
	Present value of the obligation	Present value of assets	Net liability at the end of the year	Present value of the obligation
Liabilities at the beginning	310	-	310	223
Items classified in profit or loss (1)
Current services cost	42	-	42	36
Cost for interest	208	(13)	195	86
Items classified in other comprehensive income
Actuarial losses (gains) (2)	73	5	78	1
Benefit payments	(76)	2	(74)	(36)
Contributions paid	-	(2)	(2)	-
Increase for subsidiaries acquisition	631	(147)	484	-
At the end	1,188	(155)	1,033	310

(1)	Includes a loss of $ 5 million corresponding to discontinued operations for 2016.

(2)	Includes $ 9 million corresponding to discontinued operations for 2016.

Estimated expected benefits payments
12.31.2017
Less than one year	121
One to two years	84
Two to three years	74
Three to four years	89
Four to five years	81
Six to ten years	377

Principal actuarial assumptions
	12.31.2017	12.31.2016	12.31.2015
Discount rate	4%	5%	6%
Salaries increase	1%	1%	2%
Average inflation	15%	21%	32%

Sensitivity analyses on actuarial assumptions variations
12.31.2017
Discount rate: 4%
Obligation	1,298
Variation	106
10%

Discount rate: 6%
Obligation	1,102
Variation	(90)
(8%)

Salaries increase: 0%
Obligation	1,126
Variation	(66)
(6%)

Salaries increase: 2%
Obligation	1,269
Variation	77
7%